SCHEDULE II—Valuation and Qualifying Accounts and Reserves	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts and Reserves
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

		Provision (Benefit)
(in Millions)	Balance, Beginning of Year	Charged to Costs and Expenses	Charged to Other Comprehensive Income	Net recoveries, write-offs and other (1)	Balance, End of Year
December 31, 2018
Reserve for doubtful accounts (2) (3)	$85.7	71.4	—	(74.2)	$82.9
Deferred tax valuation allowance	272.0	(8.8)	(1.8)	—	261.4
December 31, 2017
Reserve for doubtful accounts (2)	$65.7	22.1	—	(2.1)	$85.7
Deferred tax valuation allowance	286.4	(17.0)	2.6	—	272.0
December 31, 2016
Reserve for doubtful accounts	$41.9	22.1	—	1.7	$65.7
Deferred tax valuation allowance	262.0	27.8	(3.4)	—	286.4
____________________

(1)	Write-offs are net of recoveries.

(2)	Includes short-term and long-term portion.
(3)
Includes the charge and write-off of approximately $42 million associated with the stranded accounts receivables written off as part of the restructuring in India. The charge was recorded as a component of "Restructuring and other charges (income)" on the consolidated statements of income (loss). Refer to Note 8 for further information.